UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSRS

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-490

                         Oppenheimer Equity Fund, Inc.
                         -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: June 30, 2005
                                              -------------

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Software                                                                   10.5%
--------------------------------------------------------------------------------
Diversified Financial Services                                              9.4
--------------------------------------------------------------------------------
Oil & Gas                                                                   5.7
--------------------------------------------------------------------------------
Insurance                                                                   4.7
--------------------------------------------------------------------------------
Media                                                                       4.5
--------------------------------------------------------------------------------
Specialty Retail                                                            4.5
--------------------------------------------------------------------------------
Aerospace & Defense                                                         4.5
--------------------------------------------------------------------------------
Communications Equipment                                                    4.4
--------------------------------------------------------------------------------
Biotechnology                                                               4.0
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    3.9

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Microsoft Corp.                                                             4.5%
--------------------------------------------------------------------------------
Honeywell International, Inc.                                               2.7
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                              2.7
--------------------------------------------------------------------------------
BP plc, ADR                                                                 2.7
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                           2.6
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.5
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.5
--------------------------------------------------------------------------------
Cendant Corp.                                                               2.4
--------------------------------------------------------------------------------
General Electric Co.                                                        2.3
--------------------------------------------------------------------------------
Halliburton Co.                                                             1.9

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.


                        9 | OPPENHEIMER EQUITY FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     24.5%

Financials                                                                 19.1

Consumer Discretionary                                                     13.7

Industrials                                                                12.1

Energy                                                                      9.1

Health Care                                                                 9.0

Consumer Staples                                                            4.4

Utilities                                                                   4.1

Telecommunication Services                                                  2.4

Materials                                                                   1.6
--------------------------------------------------------------------------------

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2005, and are based on total market value of common stocks.


                       10 | OPPENHEIMER EQUITY FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/2/47. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, the "10-year" return for Class B uses Class A performance for the period after conversion.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                       11 | OPPENHEIMER EQUITY FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                       12 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                       13 | OPPENHEIMER EQUITY FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                BEGINNING        ENDING           EXPENSES
                                ACCOUNT          ACCOUNT          PAID DURING
                                VALUE            VALUE            6 MONTHS ENDED
                                (1/1/05)         (6/30/05)        JUNE 30, 2005
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00        $1,010.20        $4.45
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00         1,020.38         4.47
--------------------------------------------------------------------------------
Class B Actual                   1,000.00         1,004.80         8.99
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00         1,015.87         9.04
--------------------------------------------------------------------------------
Class C Actual                   1,000.00         1,004.80         8.94
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00         1,015.92         8.99
--------------------------------------------------------------------------------
Class N Actual                   1,000.00         1,007.50         6.34
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00         1,018.50         6.38
--------------------------------------------------------------------------------
Class Y Actual                   1,000.00         1,009.20         3.84
--------------------------------------------------------------------------------
Class Y Hypothetical             1,000.00         1,020.98         3.87

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2005 are as follows:

CLASS      EXPENSE RATIOS
-------------------------
Class A        0.89%
-------------------------
Class B        1.80
-------------------------
Class C        1.79
-------------------------
Class N        1.27
-------------------------
Class Y        0.77

--------------------------------------------------------------------------------


                       14 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  June 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.5%
Autoliv, Inc.                                        324,900     $   14,230,620
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.9%
Carnival Corp.                                       206,000         11,237,300
--------------------------------------------------------------------------------
Starbucks Corp. 1                                    221,700         11,453,022
                                                                 ---------------
                                                                     22,690,322

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
eBay, Inc. 1                                         608,200         20,076,682
--------------------------------------------------------------------------------
MEDIA--4.5%
Comcast Corp., Cl. A 1                               564,500         17,330,150
--------------------------------------------------------------------------------
Liberty Global, Inc.,
Series A 1                                         1,473,837         68,783,973
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                            1,005,800         16,273,844
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                528,900         13,317,702
                                                                 ---------------
                                                                    115,705,669

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.9%
Kohl's Corp. 1                                       345,000         19,288,950
--------------------------------------------------------------------------------
Target Corp.                                         540,500         29,408,605
                                                                 ---------------
                                                                     48,697,555

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.5%
Abercrombie &
Fitch Co., Cl. A                                      94,000          6,457,800
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                   190,000         13,024,500
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                  516,100         17,691,908
--------------------------------------------------------------------------------
Home Depot, Inc.                                     773,600         30,093,040
--------------------------------------------------------------------------------
Staples, Inc.                                      1,367,700         29,159,364
--------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                             110,000          6,235,900
--------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                              325,000         12,860,250
                                                                 ---------------
                                                                    115,522,762

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Polo Ralph Lauren
Corp.                                                318,100         13,713,291
--------------------------------------------------------------------------------
CONSUMER STAPLES--4.4%
--------------------------------------------------------------------------------
BEVERAGES--0.9%
PepsiCo, Inc.                                        417,000         22,488,810

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.9%
Colgate-Palmolive Co.                                212,500     $   10,605,875
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                            260,800         13,757,200
                                                                 ---------------
                                                                     24,363,075

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Gillette Co.                                          24,200          1,225,246
--------------------------------------------------------------------------------
TOBACCO--2.5%
Altria Group, Inc.                                   992,000         64,142,720
--------------------------------------------------------------------------------
ENERGY--9.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.3%
Halliburton Co.                                      999,500         47,796,090
--------------------------------------------------------------------------------
Schlumberger Ltd.                                    335,000         25,439,900
--------------------------------------------------------------------------------
Transocean, Inc. 1                                   249,300         13,454,721
                                                                 ---------------
                                                                     86,690,711

--------------------------------------------------------------------------------
OIL & GAS--5.7%
Amerada Hess Corp.                                   176,000         18,745,760
--------------------------------------------------------------------------------
Apache Corp.                                         300,000         19,380,000
--------------------------------------------------------------------------------
BP plc, ADR                                        1,101,200         68,692,856
--------------------------------------------------------------------------------
Noble Energy, Inc.                                   236,000         17,853,400
--------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR                                              416,800         21,727,784
                                                                 ---------------
                                                                    146,399,800

--------------------------------------------------------------------------------
FINANCIALS--19.0%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.6%
Bank of America Corp.                                588,892         26,859,364
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  1,082,900         66,684,982
                                                                 ---------------
                                                                     93,544,346

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--9.4%
Alliance Capital
Management
Holding LP                                           218,000         10,189,320
--------------------------------------------------------------------------------
American Express Co.                                 333,900         17,773,497
--------------------------------------------------------------------------------
Capital One Financial
Corp.                                                462,500         37,004,625
--------------------------------------------------------------------------------
Citigroup, Inc.                                    1,380,466         63,818,943
--------------------------------------------------------------------------------
Franklin Resources, Inc.                             177,100         13,633,158
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                    124,700         12,721,894


                       15 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
JPMorgan Chase
& Co.                                              1,179,000     $   41,642,280
--------------------------------------------------------------------------------
Legg Mason, Inc.                                     156,300         16,272,393
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                       282,100         28,006,888
                                                                 ---------------
                                                                    241,062,998

--------------------------------------------------------------------------------
INSURANCE--4.7%
AFLAC, Inc.                                          273,100         11,819,768
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                           90,300          6,299,328
--------------------------------------------------------------------------------
American International
Group, Inc.                                          502,000         29,166,200
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                148,300         13,791,900
--------------------------------------------------------------------------------
Genworth Financial,
Inc., Cl. A                                        1,313,400         39,704,082
--------------------------------------------------------------------------------
Platinum Underwriters
Holdings Ltd.                                        678,400         21,586,688
                                                                 ---------------
                                                                    122,367,966

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Countrywide
Financial Corp.                                      537,800         20,764,458
--------------------------------------------------------------------------------
Freddie Mac                                          204,900         13,365,627
                                                                 ---------------
                                                                     34,130,085

--------------------------------------------------------------------------------
HEALTH CARE--8.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.0%
Amgen, Inc. 1                                        221,500         13,391,890
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    411,400         33,027,192
--------------------------------------------------------------------------------
Genzyme Corp.
(General Division) 1                                 205,000         12,318,450
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                              555,400         24,432,046
--------------------------------------------------------------------------------
Wyeth                                                460,000         20,470,000
                                                                 ---------------
                                                                    103,639,578

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Guidant Corp.                                         35,500          2,389,150
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                             206,300         12,378,000
--------------------------------------------------------------------------------
Varian Medical
Systems, Inc. 1                                      881,600         32,910,128
                                                                 ---------------
                                                                     47,677,278

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS--3.0%
Abbott Laboratories                                  330,800     $   16,212,508
--------------------------------------------------------------------------------
Eli Lilly & Co.                                      230,000         12,813,300
--------------------------------------------------------------------------------
Johnson & Johnson                                    247,600         16,094,000
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                               804,100         32,960,059
                                                                 ---------------
                                                                     78,079,867

--------------------------------------------------------------------------------
INDUSTRIALS--12.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.5%
Honeywell
International, Inc.                                1,909,600         69,948,648
--------------------------------------------------------------------------------
Raytheon Co.                                       1,151,000         45,027,120
                                                                 ---------------
                                                                    114,975,768

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp.                                          136,400         11,049,764
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.8%
Apollo Group,
Inc., Cl. A 1                                        140,000         10,950,800
--------------------------------------------------------------------------------
Cendant Corp.                                      2,789,100         62,392,167
                                                                 ---------------
                                                                     73,342,967

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.9%
3M Co.                                               185,000         13,375,500
--------------------------------------------------------------------------------
General Electric Co.                               1,680,400         58,225,860
--------------------------------------------------------------------------------
Tyco International Ltd.                              985,600         28,779,520
                                                                 ---------------
                                                                    100,380,880

--------------------------------------------------------------------------------
MARINE--0.4%
UTI Worldwide, Inc.                                  156,700         10,909,454
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.4%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.4%
Avaya, Inc. 1                                        789,100          6,565,312
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                              2,106,700         40,259,037
--------------------------------------------------------------------------------
Comverse
Technology, Inc. 1                                   214,000          5,061,100
--------------------------------------------------------------------------------
Corning, Inc. 1                                    1,620,000         26,924,400
--------------------------------------------------------------------------------
Motorola, Inc.                                       830,000         15,155,800
--------------------------------------------------------------------------------
Nokia Corp.,
Sponsored ADR                                        660,000         10,982,400
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                       291,800          9,632,318
                                                                 ---------------
                                                                    114,580,367


                       16 | OPPENHEIMER EQUITY FUND, INC.

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.5%
Apple Computer, Inc. 1                               506,600     $   18,647,946
--------------------------------------------------------------------------------
EMC Corp. 1                                        3,000,000         41,130,000
--------------------------------------------------------------------------------
International Business
Machines Corp.                                       351,100         26,051,620
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                             964,200          3,596,466
                                                                 ---------------
                                                                     89,426,032

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.1%
Google, Inc., Cl. A 1                                 80,000         23,532,000
--------------------------------------------------------------------------------
Opsware, Inc. 1                                      350,200          1,793,024
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                     472,800         13,597,728
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                       461,300         15,984,045
                                                                 ---------------
                                                                     54,906,797

--------------------------------------------------------------------------------
IT SERVICES--0.8%
Cognizant Technology
Solutions Corp. 1                                    269,700         12,710,961
--------------------------------------------------------------------------------
NAVTEQ Corp. 1                                       192,300          7,149,714
                                                                 ---------------
                                                                     19,860,675

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.1%
Broadcom Corp., Cl. A 1                              535,600         19,019,156
--------------------------------------------------------------------------------
Intel Corp.                                          777,300         20,256,438
--------------------------------------------------------------------------------
International
Rectifier Corp. 1                                    292,800         13,972,416
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                       319,000         12,188,990
--------------------------------------------------------------------------------
Texas Instruments, Inc.                              480,000         13,473,600
                                                                 ---------------
                                                                     78,910,600

--------------------------------------------------------------------------------
SOFTWARE--10.5%
Adobe Systems, Inc.                                  428,154         12,253,767
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                        357,900          9,459,297
--------------------------------------------------------------------------------
Autodesk, Inc.                                       321,400         11,046,518
--------------------------------------------------------------------------------
Compuware Corp. 1                                    954,529          6,863,064
--------------------------------------------------------------------------------
Mercury Interactive
Corp. 1                                              430,700         16,521,652
--------------------------------------------------------------------------------
Microsoft Corp.                                    4,675,000        116,127,000

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Novell, Inc. 1                                     2,227,415     $   13,809,973
--------------------------------------------------------------------------------
SAP AG,
Sponsored ADR                                        377,500         16,345,750
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                   2,427,100         40,459,757
--------------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                   1,097,954         27,942,929
                                                                 ---------------
                                                                    270,829,707

--------------------------------------------------------------------------------
MATERIALS--1.6%
--------------------------------------------------------------------------------
CHEMICALS--1.1%
Praxair, Inc.                                        597,000         27,820,200
--------------------------------------------------------------------------------
METALS & MINING--0.5%
Phelps Dodge Corp.                                   140,200         12,968,500
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.4%
IDT Corp., Cl. B 1                                 1,861,737         24,500,459
--------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                               219,200          5,611,520
--------------------------------------------------------------------------------
Sprint Corp.                                         608,500         15,267,265
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                 455,300         15,730,615
                                                                 ---------------
                                                                     61,109,859

--------------------------------------------------------------------------------
UTILITIES--4.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.6%
AES Corp. (The) 1                                  2,642,600         43,285,788
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                 1,033,800         15,569,028
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                    90,600          3,406,560
--------------------------------------------------------------------------------
PG&E Corp.                                           341,900         12,834,926
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                             1,340,900         16,600,342
                                                                 ---------------
                                                                     91,696,644

--------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Sempra Energy                                        327,100         13,512,501
                                                                 ---------------

Total Common Stocks
(Cost $2,186,159,857)                                             2,562,730,096


                       17 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.8%
--------------------------------------------------------------------------------
Undivided interest of 2.01% in joint
repurchase agreement (Principal Amount/
Value $1,064,446,000, with a maturity value
of $1,064,540,617) with UBS Warburg LLC,
3.20%, dated 6/30/05, to be repurchased
at $21,389,901 on 7/1/05, collateralized
by Federal Home Loan Mortgage
Corp., 5.50%, 2/1/35, with a
value of $1,087,273,837
(Cost $21,388,000)                               $21,388,000     $   21,388,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,207,547,857)                                  100.2%     2,584,118,096
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                            (0.2)        (5,213,455)
                                                 -------------------------------

NET ASSETS                                             100.0%    $2,578,904,641
                                                 ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2005
-------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------
Investments, at value (cost $2,207,547,857)--see accompanying statement
of investments                                                               $2,584,118,096
-------------------------------------------------------------------------------------------
Cash                                                                                893,017
-------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                 26,621,299
Interest and dividends                                                            1,953,848
Shares of capital stock sold                                                      1,561,387
Other                                                                                97,674
                                                                             --------------
Total assets                                                                  2,615,245,321

-------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                            31,063,018
Shares of capital stock redeemed                                                  3,353,604
Distribution and service plan fees                                                1,347,583
Transfer and shareholder servicing agent fees                                       301,337
Shareholder communications                                                          196,416
Directors' compensation                                                              45,138
Other                                                                                33,584
                                                                             --------------
Total liabilities                                                                36,340,680

-------------------------------------------------------------------------------------------
NET ASSETS                                                                   $2,578,904,641
                                                                             ==============

-------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------
Par value of shares of capital stock                                         $   23,662,060
-------------------------------------------------------------------------------------------
Additional paid-in capital                                                    2,008,649,612
-------------------------------------------------------------------------------------------
Accumulated net investment income                                                 6,449,646
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                    163,573,084
-------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                      376,570,239
                                                                             --------------
NET ASSETS                                                                   $2,578,904,641
                                                                             ==============


                       19 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,213,372,576
and 202,219,898 shares of capital stock outstanding)                                                $10.95
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $11.62
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $222,913,476 and 21,112,091 shares
of capital stock outstanding)                                                                       $10.56
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $74,299,807 and 7,033,026 shares
of capital stock outstanding)                                                                       $10.56
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $15,584,367 and 1,441,789 shares
of capital stock outstanding)                                                                       $10.81
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$52,734,415 and 4,813,792 shares of capital stock outstanding)                                      $10.95

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       20 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $185,973)          $  16,676,194
--------------------------------------------------------------------------------
Interest                                                                418,114
                                                                  --------------
Total investment income                                              17,094,308

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       6,741,299
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                               2,242,112
Class B                                                               1,166,023
Class C                                                                 368,304
Class N                                                                  37,144
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               1,329,060
Class B                                                                 243,181
Class C                                                                  82,437
Class N                                                                  16,803
Class Y                                                                  59,442
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 180,748
Class B                                                                  55,654
Class C                                                                  10,074
Class N                                                                     780
--------------------------------------------------------------------------------
Directors' compensation                                                  21,016
--------------------------------------------------------------------------------
Custodian fees and expenses                                              15,050
--------------------------------------------------------------------------------
Other                                                                   100,713
                                                                  --------------
Total expenses                                                       12,669,840
Less reduction to custodian expenses                                       (433)
                                                                  --------------
Net expenses                                                         12,669,407

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 4,424,901

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                    116,548,449
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments               (100,531,761)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  20,441,589
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       21 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS                 YEAR
                                                                         ENDED                ENDED
                                                                 JUNE 30, 2005         DECEMBER 31,
                                                                   (UNAUDITED)                 2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income                                          $     4,424,901      $    12,852,271
----------------------------------------------------------------------------------------------------
Net realized gain                                                  116,548,449          275,451,300
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                             (100,531,761)         (20,377,609)
                                                               -------------------------------------
Net increase in net assets resulting from operations                20,441,589          267,925,962

----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                     --          (12,499,114)
Class B                                                                     --                   --
Class C                                                                     --                   --
Class N                                                                     --              (24,732)
Class Y                                                                     --             (391,988)
----------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                     --         (193,031,939)
Class B                                                                     --          (23,068,440)
Class C                                                                     --           (6,799,567)
Class N                                                                     --           (1,346,939)
Class Y                                                                     --           (4,861,644)

----------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                            (76,369,068)         (36,291,319)
Class B                                                            (40,762,015)         (65,902,307)
Class C                                                             (3,464,095)           1,729,988
Class N                                                                121,903            2,094,158
Class Y                                                             (4,803,680)             500,196

----------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------
Total decrease                                                    (104,835,366)         (71,967,685)
----------------------------------------------------------------------------------------------------
Beginning of period                                              2,683,740,007        2,755,707,692
                                                               -------------------------------------
End of period (including accumulated net investment income
of $6,449,646 and $2,024,745, respectively)                    $ 2,578,904,641      $ 2,683,740,007
                                                               =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       22 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                                         YEAR
                                               ENDED                                                                        ENDED
                                       JUNE 30, 2005                                                                     DEC. 31,
CLASS A                                  (UNAUDITED)           2004           2003             2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    10.84     $    10.77     $     8.53       $    10.40     $    11.78     $    13.25
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                            .02 1          .07 1          .02              .03            .08            .15
Net realized and unrealized gain
(loss)                                           .09           1.07           2.22            (1.88)         (1.31)          (.84)
                                          ------------------------------------------------------------------------------------------
Total from investment operations                 .11           1.14           2.24            (1.85)         (1.23)          (.69)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              --           (.07)            --             (.02)          (.11)          (.15)
Distributions from net realized gain              --          (1.00)            --               --           (.04)          (.63)
                                          ------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   --          (1.07)            --             (.02)          (.15)          (.78)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $    10.95     $    10.84     $    10.77       $     8.53     $    10.40     $    11.78
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              1.02%         10.73% 3       26.26%          (17.80)%       (10.43)%        (5.62)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $2,213,374     $2,270,477     $2,283,036       $1,933,397     $2,665,614     $3,161,399
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $2,190,536     $2,248,969     $2,035,816       $2,255,746     $2,847,999     $3,382,139
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                           0.46%          0.61%          0.19%            0.29%          0.66%          1.17%
Total expenses                                  0.89% 5        0.89% 5        0.90% 5,6        0.96% 5        0.90% 5        0.87% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           40%            91%           108%              95%           116%            61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       23 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                           JUNE 30, 2005                                                                DEC. 31,
CLASS B                                      (UNAUDITED)          2004           2003           2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  10.51      $  10.51       $   8.39       $  10.30      $  11.65      $  13.10
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                          -- 1,2      (.04) 1        (.08)          (.05)         (.01)          .05
Net realized and unrealized gain (loss)              .05          1.04           2.20          (1.86)        (1.29)         (.84)
                                                -----------------------------------------------------------------------------------
Total from investment operations                     .05          1.00           2.12          (1.91)        (1.30)         (.79)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  --            --             --             --          (.01)         (.03)
Distributions from net realized gain                  --         (1.00)            --             --          (.04)         (.63)
                                                -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --         (1.00)            --             --          (.05)         (.66)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.56      $  10.51       $  10.51       $   8.39      $  10.30      $  11.65
                                                ===================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                  0.48%      9.70% 4          25.27%        (18.54)%      (11.15)%       (6.36)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $222,913      $263,376       $327,809       $334,345      $570,715      $800,063
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $235,315      $283,662       $315,065       $430,844      $658,336      $964,967
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                       (0.46)%       (0.35)%        (0.73)%        (0.55)%       (0.13)%        0.37%
Total expenses                                      1.80% 6       1.81% 6,7      1.83% 6,7      1.80% 6       1.69% 6       1.66% 6
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               40%           91%           108%            95%          116%           61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than 0.005% per share.

3. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. 0.11% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 9.59%.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       24 | OPPENHEIMER EQUITY FUND, INC.

                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                           JUNE 30, 2005                                                                DEC. 31,
CLASS C                                      (UNAUDITED)          2004           2003           2002          2001          2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  10.51      $  10.51       $   8.40       $  10.30      $  11.67      $  13.13
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        (.02) 1       (.03) 1        (.07)          (.06)         (.01)          .04
Net realized and unrealized gain (loss)              .07          1.03           2.18          (1.84)        (1.30)         (.82)
                                                -----------------------------------------------------------------------------------
Total from investment operations                     .05          1.00           2.11          (1.90)        (1.31)         (.78)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  --            --             --             --          (.02)         (.05)
Distributions from net realized gain                  --         (1.00)            --             --          (.04)         (.63)
                                                -----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --         (1.00)            --             --          (.06)         (.68)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.56      $  10.51       $  10.51       $   8.40      $  10.30      $  11.67
                                                ===================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  0.48%      9.70% 3          25.12%        (18.45)%      (11.24)%       (6.33)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 74,300      $ 77,438       $ 75,620       $ 62,561      $ 90,440      $108,522
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 74,343      $ 74,618       $ 66,739       $ 74,785      $ 98,104      $ 97,172
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                       (0.45)%       (0.31)%        (0.74)%        (0.56)%       (0.13)%        0.37%
Total expenses                                      1.79% 5       1.80% 5        1.84% 5,6      1.81% 5       1.69% 5       1.67% 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               40%           91%           108%            95%          116%           61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Less than 0.01% of the Fund's return consists of a voluntary payment to the Fund by the Manager.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       25 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                            YEAR
                                                          ENDED                                                           ENDED
                                                  JUNE 30, 2005                                                        DEC. 31,
CLASS N                                             (UNAUDITED)            2004            2003            2002          2001 1
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  10.73        $  10.68        $   8.48        $  10.36        $  11.38
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        -- 2,3         .02 2            -- 3           .07             .02
Net realized and unrealized gain (loss)                     .08            1.05            2.20           (1.95)           (.88)
                                                       ---------------------------------------------------------------------------
Total from investment operations                            .08            1.07            2.20           (1.88)           (.86)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         --            (.02)             --              --            (.12)
Distributions from net realized gain                         --           (1.00)             --              --            (.04)
                                                       ---------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              --           (1.02)             --              --            (.16)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  10.81        $  10.73        $  10.68        $   8.48        $  10.36
                                                       ===========================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                         0.75%          10.19% 5        25.94%         (18.15)%         (7.54)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 15,584        $ 15,347        $ 13,145        $  4,278        $  1,368
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 14,989        $ 14,488        $  9,062        $  3,519        $    593
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment income (loss)                               0.21%           0.16%          (0.20)%         (0.10)%          0.20%
Total expenses                                             1.27% 7         1.35% 7         1.33% 7,8       1.30% 7         1.23% 7
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      40%             91%            108%             95%            116%

1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 10.09%.

6. Annualized for periods of less than one full year.

7. Reduction to custodian expenses less than 0.01%.

8. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       26 | OPPENHEIMER EQUITY FUND, INC.

                                              SIX MONTHS                                                                    YEAR
                                                   ENDED                                                                   ENDED
                                           JUNE 30, 2005                                                                DEC. 31,
CLASS Y                                      (UNAUDITED)          2004           2003           2002          2001          2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  10.85      $  10.78       $   8.52       $  10.40      $  11.78      $  13.26
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .11 1         .08 1          .03            .03           .09           .17
Net realized and unrealized gain (loss)             (.01)         1.07           2.23          (1.88)        (1.31)         (.84)
                                                ----------------------------------------------------------------------------------
Total from investment operations                     .10          1.15           2.26          (1.85)        (1.22)         (.67)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  --          (.08)            --           (.03)         (.12)         (.18)
Distributions from net realized gain                  --         (1.00)            --             --          (.04)         (.63)
                                                ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --         (1.08)            --           (.03)         (.16)         (.81)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $  10.95      $  10.85       $  10.78       $   8.52      $  10.40      $  11.78
                                                ==================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  0.92%        10.87% 3       26.53%        (17.79)%      (10.29)%       (5.54)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $ 52,734      $ 57,103       $ 56,098       $ 43,016      $ 49,223      $ 55,685
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $ 53,103      $ 54,905       $ 48,017       $ 45,669      $ 50,147      $ 57,358
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                               0.57%         0.74%          0.27%          0.36%         0.80%         1.29%
Total expenses                                      0.77%         0.76%          0.84%          0.97%         0.80%         0.75%
Expenses after payments and waivers and
reduction to custodian expenses                      N/A 5         N/A 5          N/A 5,6       0.88% 5       0.76% 5        N/A 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               40%           91%           108%            95%          116%           61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. 0.10% of the Fund's return consists of a voluntary payment to the Fund by the Manager. Excluding this payment, total return would have been 10.77%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       27 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Equity Fund, Inc. (the Fund), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager


                       28 | OPPENHEIMER EQUITY FUND, INC.

identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                       29 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the year ended December 31, 2004, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated


                       30 | OPPENHEIMER EQUITY FUND, INC.

shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 860 million shares of $0.10 par value capital stock. Transactions in shares of capital stock were as follows:

                           SIX MONTHS ENDED JUNE 30, 2005      YEAR ENDED DECEMBER 31, 2004
                                 SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                          9,875,541     $ 105,632,308      16,901,749     $ 185,192,613
Dividends and/or
distributions reinvested             --                --      18,039,458       192,300,622
Redeemed                    (17,071,006)     (182,001,376)    (37,463,254)     (413,784,554)
                            ----------------------------------------------------------------
Net decrease                 (7,195,465)    $ (76,369,068)     (2,522,047)    $ (36,291,319)
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                          1,081,972     $  11,130,902       2,437,456     $  25,911,712
Dividends and/or
distributions reinvested             --                --       2,123,242        21,954,332
Redeemed                     (5,032,624)      (51,892,916)    (10,696,846)     (113,768,351)
                            ----------------------------------------------------------------
Net decrease                 (3,950,652)    $ (40,762,015)     (6,136,148)    $ (65,902,307)
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                            574,970     $   5,929,740       1,135,960     $  12,073,146
Dividends and/or
distributions reinvested             --                --         615,613         6,365,440
Redeemed                       (908,406)       (9,393,835)     (1,580,226)      (16,708,598)
                            ----------------------------------------------------------------
Net increase (decrease)        (333,436)    $  (3,464,095)        171,347     $   1,729,988
                            ================================================================


                       31 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued

                           SIX MONTHS ENDED JUNE  30, 2005     YEAR ENDED DECEMBER 31, 2004
                                 SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------
CLASS N
Sold                            327,671     $   3,456,624         450,447     $   4,860,232
Dividends and/or
distributions reinvested             --                --         129,327         1,364,409
Redeemed                       (316,400)       (3,334,721)       (380,457)       (4,130,483)
                            ----------------------------------------------------------------
Net increase                     11,271     $     121,903         199,317     $   2,094,158
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                            421,819     $   4,505,976         918,917     $  10,070,591
Dividends and/or
distributions reinvested             --                --         492,374         5,253,631
Redeemed                       (873,110)       (9,309,656)     (1,352,243)      (14,824,026)
                            ----------------------------------------------------------------
Net increase (decrease)        (451,291)    $  (4,803,680)         59,048     $     500,196
                            ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2005, were $1,020,032,480 and $1,107,440,913, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2005, the Fund paid $1,763,959 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                       32 | OPPENHEIMER EQUITY FUND, INC.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2005 for Class C and Class N shares were $1,953,731 and $278,939, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                            CLASS A            CLASS B            CLASS C            CLASS N
                         CLASS A         CONTINGENT         CONTINGENT         CONTINGENT         CONTINGENT
                       FRONT-END           DEFERRED           DEFERRED           DEFERRED           DEFERRED
                   SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES
SIX MONTHS           RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY
ENDED                DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
------------------------------------------------------------------------------------------------------------
June 30, 2005           $227,643             $1,078           $234,449             $7,904             $5,981

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.


                       33 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                       34 | OPPENHEIMER EQUITY FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       35 | OPPENHEIMER EQUITY FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Leavy and David Poiesz and the Manager's value equity investment team and analysts. The Fund's portfolio is managed by Christopher Leavy and David Poiesz who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Leavy and Mr. Poiesz have been portfolio managers of the Fund and Senior Vice


                       36 | OPPENHEIMER EQUITY FUND, INC.

Presidents of the Manager since October 2000 and June 2004, respectively. They are each portfolio managers and officers of other portfolios in the OppenheimerFunds complex. Mr. Leavy has had over twelve years of experience and Mr. Poiesz has had over 25 years of experience managing equity investments.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's management fees and its total expenses are lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has not experienced recent asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.


                       37 | OPPENHEIMER EQUITY FUND, INC.

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT
Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                       38 | OPPENHEIMER EQUITY FUND, INC.

ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUNDS' GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

      1. The Funds' Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

      2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the

            Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

      3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

                  o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

                  o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

                  o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

                  o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

            The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

      4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005 the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Equity Fund, Inc.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         -----------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         -----------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005